                              MFS CASH RESERVE FUND
               MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                              MFS TOTAL RETURN FUND
                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                          MFS GROWTH OPPORTUNITIES FUND
                            MFS EMERGING GROWTH FUND
                         MFS ALABAMA MUNICIPAL BOND FUND
                             MFS CAPITAL GROWTH FUND
                        MFS ARKANSAS MUNICIPAL BOND FUND
                          MFS INTERMEDIATE INCOME FUND
                       MFS CALIFORNIA MUNICIPAL BOND FUND
                          MASSACHUSETTS INVESTORS TRUST
                         MFS FLORIDA MUNICIPAL BOND FUND
                            MFS MANAGED SECTORS FUND
                         MFS GEORGIA MUNICIPAL BOND FUND
                                 MFS VALUE FUND
                        MFS MARYLAND MUNICIPAL BOND FUND
                               MFS UTILITIES FUND
                      MFS MASSACHUSETTS MUNICIPAL BOND FUND
                              MFS WORLD EQUITY FUND
                       MFS MISSISSIPPI MUNICIPAL BOND FUND
                           MFS WORLD TOTAL RETURN FUND
                        MFS NEW YORK MUNICIPAL BOND FUND
                                  MFS BOND FUND
                     MFS NORTH CAROLINA MUNICIPAL BOND FUND
                            MFS LIMITED MATURITY FUND
                      MFS PENNSYLVANIA MUNICIPAL BOND FUND
                          MFS GOVERNMENT MORTGAGE FUND
                     MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                      MFS GOVERNMENT LIMITED MATURITY FUND
                        MFS TENNESSEE MUNICIPAL BOND FUND
                         MFS GOVERNMENT SECURITIES FUND
                        MFS VIRGINIA MUNICIPAL BOND FUND
                              MFS HIGH INCOME FUND
                      MFS WEST VIRGINIA MUNICIPAL BOND FUND
                            MFS STRATEGIC INCOME FUND
                       MFS MUNICIPAL LIMITED MATURITY FUND
                           MFS WORLD GOVERNMENTS FUND
                             MFS MUNICIPAL BOND FUND
                              MFS WORLD GROWTH FUND
                            MFS MUNICIPAL INCOME FUND
                                  MFS OTC FUND
                                MFS RESEARCH FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                         MFS WORLD ASSET ALLOCATION FUND
                              MFS MONEY MARKET FUND
                         MFS MUNICIPAL HIGH INCOME FUND
                        MFS GOVERNMENT MONEY MARKET FUND
                       MFS RESEARCH GROWTH AND INCOME FUND
                            MFS STRATEGIC GROWTH FUND


                       SUPPLEMENT TO THE CURRENT PROSPECTUS



This supplement describes certain changes, effective immediately, to each Fund's Prospectus.


1. DEFINITION OF "DEALER". As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD").

2. NEW CLASS A NET ASSET VALUE CATEGORY FOR CERTAIN RETIREMENT PLANS. In addition to the four circumstances described under the caption "Purchases Subject to a CDSC (but not an initial sales charge)" in the "Purchases - Class A Shares" section of the Prospectus, Class A shares are offered at net asset value without an initial sales charge but subject to a CDSC (equal to 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares, in the event of a share redemption within 12 months following the purchase) on investments in Class A shares by certain retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended, if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1997; (b) such plan's records are maintained on a pooled basis by the Shareholder Servicing Agent; and
(c) the sponsoring organization demonstrates to the satisfaction of MFD that, at the time of purchase, the employer has at least 200 eligible employees and the plan has aggregate assets of at least $2,000,000.

3. CHANGES TO SALES CHARGE WAIVER CATEGORIES. Appendix A to the Prospectus, which describes waivers of sales charges, is amended as follows:

     Loan Payments. A new waiver category is added under "I. Waivers of All Applicable Sales Charges" as follows:

          7.   Loan Repayments

                    Shares acquired pursuant to repayments by retirement plan participants of loans from 401(a) or ESP Plans with respect to which such Plan or its sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or the MFS
                    Recordkeeper Plus Program (but not the MFS Recordkeeper Program).

              In a conforming change, the waiver category for loans from a 401(a) or ESP Plan under "5. Retirement Plans (CDSC waiver only) -
              Section 401(a) Plans ("401 (a) Plans") and Section 403 (b) Employee Sponsored Plans ("ESP Plans")" is deleted.

     Wrap Account Investments. The waiver category entitled "2. Wrap Account Investments" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

                    Shares acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund marketplace account or a similar program under which such clients pay a fee to such dealer.

     Administrative   Services   Agreements.   The  waiver   category   entitled
     "Administrative Services Arrangements" under the heading "4. Retirement Plans" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

                    Shares acquired by retirement plans or trust accounts whose third party administrators or dealers have entered into an administrative services agreement with MFD or one of its affiliates to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by MFD or one or more of its affiliates.

     Systematic Withdrawal Plan. The waiver category entitled "1. Systematic Withdrawal Plan" under the heading "III. Waivers of Class B and Class C Sales Charges" is amended to read as follows:

                    Systematic Withdrawal Plan redemptions with respect to up to 10% per year (or 15% per year, in the case of accounts registered as IRAs where the redemption is made pursuant to
                    Section 72(t) of the Internal Revenue Code of 1986, as amended) of the account value at the time of establishment.

     Investment of Redemption Proceeds from Unaffiliated Mutual Funds. The waiver category entitled "1. Investment of Redemption Proceeds from Unaffiliated Mutual Funds" under the heading "II. Waivers of Class A Sales Charges" is deleted in its entirety.


                      The  date of this  Supplement  is July 1, 1997.